Matthews Emerging Markets Small Companies Fund Expense Example - Matthews Emerging Markets Small Companies Fund	Dec. 31, 2025 USD ($)
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 138
Expense Example, with Redemption, 3 Years	450
Expense Example, with Redemption, 5 Years	784
Expense Example, with Redemption, 10 Years	1,728
Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	$ 1,565